Income Taxes	12 Months Ended
Mar. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes

11. Income Taxes

The individual entities within the Company file individual tax returns as per the regulations existing in their respective jurisdictions.

The fiscal year under the Indian Income Tax Act ends on March 31. A portion of the Company’s Indian operations qualify for deduction from taxable income because its profits are attributable to undertakings engaged in development of solar power projects under section 80-IA of the Indian Income Tax Act, 1961. This holiday is available for a period of ten consecutive years out of fifteen years beginning from the year in which the Company generates power (“Tax Holiday Period”), however, the exemption is only available to the projects completed on or before March 31, 2017. The Company anticipates that it will claim the aforesaid deduction in the last ten years out of fifteen years beginning with the year in which the Company generates power and when it has taxable income. Accordingly, its current operations are taxable at the normally applicable tax rates.

Due to the Tax Holiday Period, a substantial portion of the temporary differences between the book and tax basis of the Company’s assets and liabilities do not have any tax consequences as they are expected to reverse within the Tax Holiday Period.

AZI and a subsidiary provide services to other group subsidiaries and incur income taxes on profits from these services. These services are capitalizable by the subsidiaries and are hence capitalized as part of property, plant and equipment in the standalone financial statements of such subsidiaries and deducted in their respective income tax return in the form of depreciation expense. However, these capitalized costs are eliminated in the Company’s consolidated financial statements. AZI treats the income tax it incurs on the provision of such services to its subsidiaries as prepaid income taxes to the extent the amounts are expected to be deductible by the subsidiaries in their tax returns outside of the Tax Holiday Period.

The provision (benefit) for income taxes consists of the following:

	Current	Deferred	Total
Year ended March 31, 2015	191,933	61,179	253,112
Year ended March 31, 2016	28,667	299,078	327,745
Year ended March 31, 2017	509,083	383,250	892,333

US$	7,850	5,910	13,760

Income/(loss) before income taxes is as follows:

	As of March 31,
	2015 (INR)	2016 (INR)	2017 (INR)	2017 (US$)
Domestic operations	(247)	(56,881)	(28,504)	(440)
Foreign operations	(835,231)	(1,270,214)	(270,732)	(4,174)

Total	(835,478)	(1,327,095)	(299,236)	(4,614)

The significant components of the net deferred income tax assets and liabilities exclusive of amounts that would not have any tax consequences because they will reverse within the Tax Holiday Period, are as follows:

	As of March 31,
	2016 (INR)	2017 (INR)	2017 (US$)
Deferred tax assets:
Allowance for doubtful accounts	415	415	6
Other deductible temporary difference	202,505	243,950	3,763
Net operating loss	379,920	12,845	198

Gross deferred tax assets	582,840	257,210	3,967
Valuation allowance	(8,569)	(12,845)	(198)

Total gross deferred tax assets	574,271	244,365	3,769

Deferred tax liabilities:
Depreciation and amortization	(988,897)	(1,261,828)	(19,458)
Gain on sale of non-controlling interest	(19,333)	(19,335)	(298)
Other comprehensive income	—	(10,028)	(154)
Other taxable temporary differences	(1,428)	—	—

Total gross deferred tax liabilities	(1,009,658)	(1,291,191)	(19,910)
Net deferred tax liability	(435,387)	(1,046,826)	(16,141)

At March 31, 2016 and 2017, net deferred tax assets were INR 34,661 and INR 31,429 (US$ 485), and net deferred tax liabilities were INR 470,048 and INR 1,078,255 (US$ 16,627), respectively.

At March 31, 2017, the Company performed an analysis of the deferred tax asset valuation allowance for APGL and its Indian and US subsidiaries. Based on the analysis, the Company has concluded that a valuation allowance offsetting the deferred tax assets is required as of March 31, 2017 on the basis that it is more likely than not that APGL will not be able to utilize the entirety of its net operating losses as it has no business operations of its own.

Change in the valuation allowance for deferred tax assets as of March 31, 2015, 2016 and 2017 is as follows:

	March 31,
	2015	2016	2017	2017
	(INR)	(INR)	(INR)	(US$)
Opening valuation allowance	61,129	37	8,569	132
Movement during the period	(61,092)	8,532	4,275	66
Closing valuation allowance	37	8,569	12,845	198

The effective income tax rate differs from the amount computed by applying the statutory income tax rate to loss before income taxes as follows:

	Year ended 2015		Year ended 2016		Year ended 2017
	Tax	%	Tax	%	Tax	%
Statutory income tax benefit	(283,979)	(33.99%)	(459,308)	(34.61%)	(103,494)	(34.60%)
Temporary differences reversing in the Tax Holiday Period	223,409	26.74%	428,034	32.25%	223,897	74.87%
Taxes on intercompany transaction reversing in the Tax Holiday Period	321,323	38.46%	256,143	19.30%	741,474	247.96%
Valuation allowance on net operating losses	(61,092)	(7.31%)	8,532	0.64%	4,275	1.42%
Other difference	53,451	6.40%	94,344	7.11%	26,180	8.55%

	253,112	30.30%	327,745	24.70%	892,333	298.20%

The Company had adopted the provisions of ASC Topic 740 as they relate to uncertain income tax positions. Tax exposures can involve complex issues and may require extended periods to resolve. The Company does not have any uncertain tax positions requiring to be reserved for. The Company reassesses its tax positions in light of changing facts and circumstances, such as the closing of a tax audit, refinement of an estimate, or changes in tax codes. To the extent that the final tax outcome of these matters differs from the amounts recorded, such differences will impact the provision for income taxes in the period in which such determination is made.

As of March 31, 2016, and 2017, deferred income taxes have not been provided for the Company’s share of undistributed net earnings of foreign operations due to management’s intent to reinvest such amounts indefinitely. Those earnings totaled INR 664,789 INR 1,217,312 and INR 1,315,335 (US$ 20,283) for the years ended March 31, 2015, 2016 and 2017, respectively.